Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interest [Abstract]
Schedule of Summarized Financial Information

Summarized financial information for the La Verde project is as follows:

As at December 31,	2024	2023
Current assets	$36	$5
Non-current assets	19,742	19,743
Current liabilities	(8)	17

For the year ended December 31,	2024	2023
Net loss	$160	$189
Attributable to shareholders of the Company	96	114
Attributable to non-controlling interest	64	75